Reconciliation of Liabilities Arising From Financing Activities - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 16,810
Financing cash flow		(17,057)
Bank loan transaction cost		50
Non-cash changes:
- Accrued interest		170
- Currency alignment		27
Ending balance
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	38,462	35,911
Financing cash flow	(23,970)	(19,729)
Non-cash changes:
- Accrued interest	1,975	1,554
- Additions to lease liabilities	17,327	16,116
- Lease modification	11,101	6,914
- Acquired on acquisition of a subsidiary		176
- Early termination	(246)
- Currency alignment	(1,031)	(2,480)
Ending balance	$ 43,618	$ 38,462